SCHEDULE OF FINANCIAL INCOME/(EXPENSE), NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Financial Expenseincome Net
(Loss)/gain from fair value changes of equity/debt securities investments, net		¥ 1,221	¥ 8,387	¥ (80,923)
Interest income		2,457	3,850	13,429
Interest expense		(529)		(631)
Bank charges		(167)	(127)	(161)
Others (1)		6,385	5,223	8,060
Total financial (expense)/income, net	$ 1,339	¥ 9,367	¥ 17,333	¥ (60,226)